Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6 –	CASH AND CASH EQUIVALENTS

	December 31,
	2024	2023
	USD in thousands

Cash and cash equivalents in NIS	858	3,201
Cash and cash equivalents in USD	2,213	227
Cash and cash equivalents in Euro	12	2
Cash and cash equivalents in other currency	2	92
	3,085	3,522